GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill Disclosure [Abstract]
GOODWILL
(8)	GOODWILL
  Goodwill (see Note 5) consists of the following (in thousands):
	December 31,	December 31,
	2011	2010
Goodwill on stores acquired	$5,219	$-

Goodwill	$5,219	$-